Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash flow from operating activities:
Net loss	$ (2,448,499)	$ (745,877)	$ (2,228,620)	$ (102,904)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization	14,681	0	27,074	0
Amortization of debt discount	5,688	0
Contributed services			0	2,754
Stock based compensation	2,231,391	712,994	1,712,207	0
Changes in operating assets and liabilities:
Accounts receivable	(90)	0
Prepaid expenses	1,234	0	(27,979)	0
Inventory	34,600	0	(188,717)	0
Deferred Revenue	(105,159)	0	105,159	0
Accounts Payable and accured liabilities	(19,694)	15,296	57,672	6,169
Accounts payable - related parties			0	92,851
Net cash used in operating activities	(285,848)	(17,587)	(543,204)	(1,130)
Cash flow from investing activities:
Purchase of assets	0	0	(176,177)	0
Net cash used by investing activities	0	0	(176,177)	0
Cash flow from financing activities:
Contribution of cash by officer	0	200	200	0
Proceeds from convertible debt issuance	188,000	0
Payment of deferred financing costs	(6,000)	0
Repayments on unsecured notes payable	(7,452)	0
Repayments on notes payable			(21,240)	0
Proceeds from equity issuance	0	301,000	912,400	0
Net cash provided by financing activities	174,548	301,200	891,360	0
NET CHANGE IN CASH	(111,300)	283,613	171,979	(1,130)
CASH AT BEGINNING OF PERIOD	171,979	0	0	1,130
CASH AT END OF PERIOD	60,679	283,613	171,979	0
Supplemental disclosure of cash flow information:
Cash paid for interest	184	0	700	0
Cash paid for income taxes	0	0	0	0
Non-cash transactions
Common stock issued to officer for VOTOCAST license	0	200	200	0
Notes payable issued for prepaid expense			32,629	0
Debt balance forfeited by prior management			$ 0	$ 93,981
Discount on convertible notes payable	$ 21,000	$ 0